UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 18.9%
Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 5.2%

Dominican Republic, 16.00%, 7/10/20(1)	DOP	208,000	$4,426,986

Total Dominican Republic			$4,426,986

Iceland — 5.4%

Republic of Iceland, 6.25%, 2/5/20	ISK	557,133	$4,655,791

Total Iceland			$4,655,791

Nigeria — 0.1%

Republic of Nigeria, 0.00%, 2/6/20(1)	NGN	23,430	$58,580

Republic of Nigeria, 0.00%, 2/20/20(1)	NGN	11,710	29,122

Total Nigeria			$87,702

Serbia — 2.0%

Serbia Treasury Bond, 10.00%, 3/20/21	RSD	156,760	$1,670,456

Total Serbia			$1,670,456

Sri Lanka — 2.2%

Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	336,000	$1,921,179

Total Sri Lanka			$1,921,179

Ukraine — 4.0%

Ukraine Government International Bond, 0.00%, 4/1/20(1)	UAH	39,375	$1,269,023

Ukraine Government International Bond, 15.70%, 1/20/21(1)	UAH	30,860	1,129,342

Ukraine Government International Bond, 18.00%, 3/24/21(1)	UAH	28,055	1,061,975

Total Ukraine			$3,460,340

Total Foreign Government Bonds (identified cost $16,795,708)			$16,222,454

Mortgage Pass-Throughs — 0.9%
Security		Principal Amount	Value

Federal National Mortgage Association:

2.306%, (COF + 1.25%), with maturity at 2035(2)		$485,756	$481,362

3.99%, (COF + 1.78%), with maturity at 2035(2)		329,038	341,639

			$823,001

Total Mortgage Pass-Throughs (identified cost $817,494)			$823,001

Short-Term Investments — 72.8%

Foreign Government Securities — 15.0%
Security		Principal Amount (000’s omitted)	Value

Egypt — 7.0%

Egypt Treasury Bill, 0.00%, 7/23/19	EGP	20,450	$1,145,367

Egypt Treasury Bill, 0.00%, 7/30/19	EGP	27,225	1,519,962

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	22,400	1,246,657

Egypt Treasury Bill, 0.00%, 8/20/19	EGP	27,525	1,536,180

Egypt Treasury Bill, 0.00%, 4/14/20	EGP	3,100	156,903

Egypt Treasury Bill, 0.00%, 4/28/20	EGP	8,050	400,965

Total Egypt			$6,006,034

Georgia — 2.0%

Georgia Treasury Bill, 0.00%, 7/4/19	GEL	4,291	$1,568,555

Georgia Treasury Bill, 0.00%, 7/18/19	GEL	445	162,413

Total Georgia			$1,730,968

Nigeria — 5.0%

Nigeria OMO Bill, 0.00%, 6/6/19	NGN	296,640	$812,769

Nigeria OMO Bill, 0.00%, 8/29/19	NGN	121,510	323,492

Nigeria OMO Bill, 0.00%, 9/12/19	NGN	178,690	471,789

Nigeria OMO Bill, 0.00%, 9/19/19	NGN	153,170	403,346

Nigeria OMO Bill, 0.00%, 9/26/19	NGN	26,872	70,576

Nigeria OMO Bill, 0.00%, 2/20/20	NGN	35,140	87,392

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	171,980	425,562

Nigeria Treasury Bill, 0.00%, 6/13/19	NGN	317,700	868,485

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	351,400	871,596

Total Nigeria			$4,335,007

Uruguay — 1.0%

Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	31,168	$843,513

Total Uruguay			$843,513

Total Foreign Government Securities (identified cost $12,766,369)			$12,915,522

U.S. Treasury Obligations — 48.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19		$11,000	$10,999,291

U.S. Treasury Bill, 0.00%, 5/9/19		13,200	13,193,079

U.S. Treasury Bill, 0.00%, 5/16/19		15,000	14,985,497

14	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/23/19	$2,600	$2,596,287

Total U.S. Treasury Obligations (identified cost $41,774,153)		$41,774,154

Other — 9.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(3)	7,939,652	$7,939,652

Total Other (identified cost $7,939,652)		$7,939,652

Total Short-Term Investments (identified cost $62,480,174)		$62,629,328

Total Investments— 92.6% (identified cost $80,093,376)		$79,674,783

Other Assets, Less Liabilities — 7.4%		$6,324,365

Net Assets — 100.0%		$85,999,148

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $7,975,028 or 9.3% of the Portfolio’s net assets.

(2)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2019.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	350,000	USD	60,223	Standard Chartered Bank	5/2/19	$—	$(1,601)

TRY	10,956,000	USD	1,932,786	UBS AG	5/2/19	—	(97,752)

USD	1,072,449	TRY	6,306,000	Standard Chartered Bank	5/2/19	16,249	—

USD	840,336	TRY	5,000,000	UBS AG	5/2/19	2,880	—

BRL	5,821,642	USD	1,475,589	Standard Chartered Bank	5/3/19	9,107	—

USD	1,461,869	BRL	5,821,642	Standard Chartered Bank	5/3/19	—	(22,827)

RSD	277,312,000	EUR	2,327,615	Citibank, N.A.	5/6/19	24,419	—

GBP	1,350,000	USD	1,781,615	JPMorgan Chase Bank, N.A.	5/7/19	—	(20,742)

JPY	90,000,000	USD	813,332	BNP Paribas	5/7/19	—	(5,061)

JPY	158,000,000	USD	1,465,374	State Street Bank and Trust Company	5/7/19	—	(46,409)

USD	1,748,247	GBP	1,350,000	State Street Bank and Trust Company	5/7/19	—	(12,626)

USD	2,227,670	JPY	248,000,000	Goldman Sachs International	5/7/19	434	—

USD	1,469,698	EUR	1,268,600	Standard Chartered Bank	5/9/19	46,086	—

USD	110,113	EUR	95,046	Standard Chartered Bank	5/9/19	3,453	—

USD	62,328	EUR	53,800	Standard Chartered Bank	5/9/19	1,954	—

ARS	51,500,000	USD	1,153,028	Goldman Sachs International	5/13/19	—	(7,915)

THB	39,308,000	USD	1,232,506	Standard Chartered Bank	5/13/19	—	(979)

UGX	982,637,000	USD	263,442	Standard Chartered Bank	5/14/19	—	(2,463)

USD	65,388	EUR	57,622	Citibank, N.A.	5/17/19	680	—

AUD	259,894	USD	185,167	Australia and New Zealand Banking Group Limited	5/20/19	—	(1,874)

15	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

IDR	55,943,000,000	USD	3,912,645	Citibank, N.A.	5/20/19	$8,652	$—

IDR	6,400,000,000	USD	447,615	Citibank, N.A.	5/20/19	990	—

UGX	966,940,000	USD	249,533	Standard Chartered Bank	5/20/19	6,992	—

NZD	500,000	USD	334,096	Standard Chartered Bank	5/23/19	—	(22)

TRY	2,000,000	USD	336,929	Citibank, N.A.	5/23/19	—	(6,116)

ZAR	4,900,000	USD	344,157	Goldman Sachs International	5/23/19	—	(2,430)

NOK	16,363,000	EUR	1,705,332	State Street Bank and Trust Company	5/24/19	—	(17,917)

THB	99,122,000	USD	3,108,175	Standard Chartered Bank	5/24/19	—	(1,894)

USD	909,255	THB	29,000,000	Standard Chartered Bank	5/24/19	454	—

UGX	2,087,369,000	USD	560,217	Citibank, N.A.	5/28/19	—	(7,265)

TRY	5,000,000	USD	825,287	UBS AG	5/31/19	—	(2,170)

BRL	3,409,667	USD	863,863	Societe Generale	6/4/19	3,575	—

JPY	248,000,000	USD	2,233,817	Goldman Sachs International	6/10/19	—	(385)

CLP	575,000,000	USD	856,994	Goldman Sachs International	6/12/19	—	(8,265)

CNH	5,750,000	USD	854,226	UBS AG	6/13/19	—	(616)

UGX	967,448,000	USD	250,634	Standard Chartered Bank	6/14/19	4,791	—

UGX	1,079,000,000	USD	271,447	Citibank, N.A.	6/26/19	12,730	—

SEK	7,500,000	EUR	718,569	State Street Bank and Trust Company	7/9/19	—	(16,667)

JPY	118,130,422	USD	1,102,194	Standard Chartered Bank	7/22/19	—	(34,773)

MAD	1,838,000	USD	191,339	BNP Paribas	7/22/19	—	(2,895)

HUF	240,000,000	EUR	743,250	Bank of America, N.A.	7/29/19	—	(3,735)

PLN	3,300,000	EUR	764,526	Citibank, N.A.	7/29/19	1,793	—

JPY	111,869,578	USD	1,038,300	Standard Chartered Bank	8/1/19	—	(26,671)

MAD	22,140,000	USD	2,278,950	BNP Paribas	8/9/19	—	(14,536)

MAD	1,899,000	USD	196,401	Societe Generale	9/11/19	—	(2,555)

MAD	1,220,000	USD	126,405	Societe Generale	9/13/19	—	(1,885)

UGX	994,582,000	USD	259,614	Standard Chartered Bank	9/30/19	—	(5,080)

UGX	1,065,780,000	USD	276,109	Citibank, N.A.	10/25/19	—	(5,317)

UGX	970,600,000	USD	245,535	Standard Chartered Bank	1/30/20	—	(377)

UGX	992,807,000	USD	247,583	Standard Chartered Bank	3/16/20	—	(132)

UGX	1,047,780,000	USD	261,031	Citibank, N.A.	4/20/20	—	(2,698)

						$145,239	$(384,650)

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	3,409,667	USD	864,235	5/3/19	$5,334

BRL	649,358	USD	164,590	5/3/19	1,016

BRL	9,880,667	USD	2,492,097	5/3/19	27,774

USD	2,504,414	BRL	9,880,667	5/3/19	(15,457)

USD	162,685	BRL	649,358	5/3/19	(2,921)

USD	866,167	BRL	3,409,667	5/3/19	(3,402)

16	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	450,000	USD	509,720	5/9/19	$(4,733)

CZK	20,000,000	USD	877,193	5/13/19	(1,842)

EUR	1,487,636	USD	1,681,637	5/13/19	(11,647)

SEK	32,100,000	USD	3,493,687	5/13/19	(110,928)

USD	3,495,365	EUR	3,062,000	5/13/19	58,025

USD	878,219	EUR	770,895	5/13/19	12,828

USD	1,688,631	SEK	15,800,000	5/13/19	23,597

USD	1,757,469	IDR	25,000,000,000	5/20/19	5,107

RUB	30,000,000	USD	468,776	5/23/19	(5,609)

INR	63,000,000	USD	901,030	5/24/19	1,481

INR	30,000,000	USD	429,062	5/24/19	705

MXN	7,600,000	USD	399,194	5/24/19	338

AUD	3,960,000	USD	2,792,671	6/14/19	1,815

AUD	390,742	USD	275,461	6/14/19	277

COP	3,896,921,000	USD	1,234,003	6/19/19	(31,575)

COP	114,274,000	USD	35,942	6/19/19	(682)

GBP	1,964,000	USD	2,619,000	6/20/19	(51,270)

USD	2,540,106	GBP	1,964,000	6/20/19	(27,623)

AUD	1,981,364	USD	1,399,913	6/21/19	(1,482)

USD	1,564,556	EUR	1,372,212	6/27/19	18,116

NOK	6,300,000	USD	741,408	7/11/19	(9,214)

PHP	136,855,000	USD	2,605,273	7/11/19	24,462

USD	743,038	EUR	653,950	7/11/19	5,177

PEN	14,283,000	USD	4,273,021	7/12/19	33,291

COP	3,939,039,000	USD	1,248,606	7/17/19	(34,755)

EUR	358,000	USD	404,687	7/18/19	(515)

RUB	60,000,000	USD	924,663	7/25/19	(6,789)

USD	445,570	EUR	396,200	8/30/19	(3,312)

USD	3,331,212	EUR	2,962,104	8/30/19	(24,759)

USD	1,862,900	EUR	1,618,000	9/20/19	26,622

					$(102,550)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. 10-Year Treasury Note	2	Short	6/19/19	$(247,344)	$(2,625)

					$(2,625)

17	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Abbreviations:

COF	–	Cost of Funds 11th District

OMO	–	Open Markets Operation

Currency Abbreviations:

ARS	–	Argentine Peso

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

COP	–	Colombian Peso

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

NGN	–	Nigerian Naira

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SEK	–	Swedish Krona

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

ZAR	–	South African Rand

18	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $72,153,724)	$71,735,131

Affiliated investment, at value (identified cost, $7,939,652)	7,939,652

Cash	4,836,174

Deposits for derivatives collateral —

Financial futures contracts	8,135

Centrally cleared derivatives	735,232

Forward foreign currency exchange contracts	70,042

Foreign currency, at value (identified cost, $388,527)	388,462

Interest receivable	389,798

Dividends receivable from affiliated investment	11,976

Receivable for variation margin on open centrally cleared derivatives	345,530

Receivable for open forward foreign currency exchange contracts	145,239

Tax reclaims receivable	447

Receivable from affiliate	11,131

Total assets	$86,616,949

Liabilities

Cash collateral due to broker	$70,042

Payable for variation margin on open financial futures contracts	419

Payable for open forward foreign currency exchange contracts	384,650

Payable to affiliates:

Investment adviser fee	44,158

Trustees’ fees	472

Accrued expenses	118,060

Total liabilities	$617,801

Net Assets applicable to investors’ interest in Portfolio	$85,999,148

19	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $52,745)	$1,822,751

Dividends from affiliated investment	101,545

Total investment income	$1,924,296

Expenses

Investment adviser fee	$277,930

Trustees’ fees and expenses	2,828

Custodian fee	80,909

Legal and accounting services	37,425

Interest expense	4,803

Miscellaneous	7,115

Total expenses	$411,010

Deduct —

Allocation of expenses to affiliate	$50,457

Total expense reductions	$50,457

Net expenses	$360,553

Net investment income	$1,563,743

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(631,910)

Investment transactions — affiliated investment	(982)

Financial futures contracts	(34,149)

Foreign currency transactions	(63,832)

Forward foreign currency exchange contracts	1,723,839

Net realized gain	$992,966

Change in unrealized appreciation (depreciation) —

Investments	$897,056

Investments — affiliated investment	1,319

Financial futures contracts	(17,245)

Foreign currency	61,689

Forward foreign currency exchange contracts	(842,072)

Net change in unrealized appreciation (depreciation)	$100,747

Net realized and unrealized gain	$1,093,713

Net increase in net assets from operations	$2,657,456

20	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$1,563,743	$3,938,678

Net realized gain (loss)	992,966	(5,432,311)

Net change in unrealized appreciation (depreciation)	100,747	(820,345)

Net increase (decrease) in net assets from operations	$2,657,456	$(2,313,978)

Capital transactions —

Contributions	$10,514,565	$15,327,947

Withdrawals	(22,335,693)	(20,762,786)

Net decrease in net assets from capital transactions	$(11,821,128)	$(5,434,839)

Net decrease in net assets	$(9,163,672)	$(7,748,817)

Net Assets

At beginning of period	$95,162,820	$102,911,637

At end of period	$85,999,148	$95,162,820

21	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018		2017		2016		2015		2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.81	%(2)(3)(4)	0.81	%(3)(4)	0.80	%(3)	0.81	%(3)(4)	0.81	%(3)(4)	0.83%

Net investment income	3.52	%(2)	3.81%		3.02%		3.17%		3.56%		3.49%

Portfolio Turnover	2	%(5)	23%		29%		38%		23%		42%

Total Return	3.06	%(5)	(2.28	)%(3)	9.09	%(3)	3.25	%(3)	(5.84	)%(3)	0.90%

Net assets, end of period (000’s omitted)	$85,999		$95,163		$102,912		$138,716		$237,251		$607,664

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.11%, 0.11%, 0.13%, 0.08% and 0.04% of average daily net assets for the six months ended April 30, 2019 and the years ended October 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01% for the six months ended April 30, 2019 and each of the years ended October 31, 2018, 2016 and 2015.

(5)	Not annualized.

22	See Notes to Financial Statements.

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Diversified Currency Income Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

23

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $277,930 or 0.625% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $50,457 of the Portfolio’s operating expenses for the six months ended April 30, 2019. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

24

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$11,142,434	$50,268

U.S. Government and Agency Securities	—	1,201,842

	$11,142,434	$1,252,110

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,261,889

Gross unrealized appreciation	$330,845

Gross unrealized depreciation	(1,262,537)

Net unrealized depreciation	$(931,692)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $384,650. At April 30, 2019, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and

25

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Not applicable	$245,965 *	$—	$245,965

Receivable for open forward foreign currency exchange contracts	145,239	—	145,239

Total Asset Derivatives	$391,204	$—	$391,204

Derivatives not subject to master netting or similar agreements	$245,965	$—	$245,965

Total Asset Derivatives subject to master netting or similar agreements	$145,239	$—	$145,239

	Foreign Exchange	Interest Rate	Total

Not applicable	$(348,515)*	$(2,625)*	$(351,140)

Payable for open forward foreign currency exchange contracts	(384,650)	—	(384,650)

Total Liability Derivatives	$(733,165)	$(2,625)	$(735,790)

Derivatives not subject to master netting or similar agreements	$(348,515)	$(2,625)	$(351,140)

Total Liability Derivatives subject to master netting or similar agreements	$(384,650)	$—	$(384,650)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

26

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$49,264	$(21,396)	$—	$(27,868)	$—

Goldman Sachs International	434	(434)	—	—	—

Societe Generale	3,575	(3,575)	—	—	—

Standard Chartered Bank	89,086	(89,086)	—	—	—

UBS AG	2,880	(2,880)	—	—	—

	$145,239	$(117,371)	$—	$(27,868)	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(1,874)	$—	$—	$—	$(1,874)

Bank of America, N.A.	(3,735)	—	—	—	(3,735)

BNP Paribas	(22,492)	—	—	—	(22,492)

Citibank, N.A.	(21,396)	21,396	—	—	—

Goldman Sachs International	(18,995)	434	—	—	(18,561)

JPMorgan Chase Bank, N.A.	(20,742)	—	—	—	(20,742)

Societe Generale	(4,440)	3,575	—	—	(865)

Standard Chartered Bank	(96,819)	89,086	—	—	(7,733)

State Street Bank and Trust Company	(93,619)	—	—	—	(93,619)

UBS AG	(100,538)	2,880	—	—	(97,658)

	$(384,650)	$117,371	$—	$—	$(267,279)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

27

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Financial futures contracts	$—	$(34,149)

Forward foreign currency exchange contracts	1,723,839	—

Total	$1,723,839	$(34,149)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$(17,245)

Forward foreign currency exchange contracts	(842,072)	—

Total	$(842,072)	$(17,245)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$1,519,000	$105,551,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

28

International Income Portfolio

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$16,222,454	$—	$16,222,454

Mortgage Pass-Throughs	—	823,001	—	823,001

Short-Term Investments —

Foreign Government Securities	—	12,915,522	—	12,915,522

U.S. Treasury Obligations	—	41,774,154	—	41,774,154

Other	—	7,939,652	—	7,939,652

Total Investments	$—	$79,674,783	$—	$79,674,783

Forward Foreign Currency Exchange Contracts	$—	$391,204	$—	$391,204

Total	$—	$80,065,987	$—	$80,065,987

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(733,165)	$—	$(733,165)

Futures Contracts	(2,625)	—	—	(2,625)

Total	$(2,625)	$(733,165)	$—	$(735,790)

29

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

30

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Diversified Currency Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

31

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and consistent with the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Diversified Currency Income Fund

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of International Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1) Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019